Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		6 Months Ended	8 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 30, 2021
Redeemable Class A Ordinary Share
Allocation of net income		$ 6,407	$ 236,603	$ (132,127)
Basic and diluted weighted average shares outstanding, Redeemable Class A ordinary share				3,450,000
Basic and diluted net loss per ordinary share				$ (0.04)
Non-Redeemable Class A and Class B Ordinary Share
Net loss allocable to Non-Redeemable Share				$ (99,164)
Basic and diluted weighted average shares outstanding				2,589,308
Basic and diluted net loss per ordinary share				$ (0.04)
Common Class A [Member]
Redeemable Class A Ordinary Share
Allocation of net income	$ (62,273)		$ (187,780)
Denominator:
Weighted-average shares outstanding	11,500,000		11,500,000
Common Class B [Member]
Redeemable Class A Ordinary Share
Allocation of net income	$ (16,191)	$ (6,407)	$ (48,823)
Denominator:
Weighted-average shares outstanding	2,990,000	2,500,000	2,990,000